Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Operating Lease [Line Items]
Cost		¥ 25,727	¥ 16,425
Accumulated depreciation		(1,235)	(933)
Net carrying amount		24,492	15,492
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	354	354
Accumulated depreciation		(287)	(285)
Net carrying amount		67	69
Aircraft [Member]
Operating Lease [Line Items]
Cost		25,373	16,071
Accumulated depreciation		(948)	(648)
Net carrying amount		¥ 24,425	¥ 15,423

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.